Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 2,843,996	$ 967,943	$ 275,783
Accounts receivable, net of allowance for doubtful accounts and returns of $284,532, $396,499 and $359,395 respectively	196,783	417,484	628,691
Inventories, net	1,607,212	1,684,463	2,880,804
Advances to suppliers - formerly a related party	529,850	735,730
Prepaid expenses and other current assets	205,168	134,374	72,531
Income tax receivable			2,578
Total Current Assets	5,383,009	3,939,994	3,860,387
Property and equipment, net	153,980	138,243	204,936
Intangible assets, net	1,437,174
Other assets	102,580	37,980	32,071
TOTAL ASSETS	7,076,743	4,116,217	4,097,394
Current Liabilities
Accounts payable and accrued expenses	1,514,559	1,124,349	552,057
Due to former related party vendor		381,457	1,083,764
Contract obligations, current portion	290,909
Note payable - related parties	640,000	1,145,000	265,000
Note payable to related party, current portion, net of discount of $1,247,032 and $0, respectively	252,968		68,471
Convertible note payable to related party, current portion, net of discount of $0 and $1,055,556, respectively		194,444
Convertible note payable, current portion, net of discount of $1,555,556		194,444
Due to related parties	118,210	146,534	134,086
Capital lease obligations, current portion	1,883	9,665	13,711
Loans payable, current portion	21,416	8,476	8,262
Total Current Liabilities	2,839,945	3,009,925	2,056,880
Capital lease obligations, net of current portion			9,665
Loans payable, net of current portion	857	17,481	25,958
Contract obligations, net of current portion	481,909
Convertible note payable, net of current portion, net of discount of $0 and $500,000, respectively
Notes payable related parties, net of current portion			600,000
Derivative liability	4,092,050	7,415,000
Total liabilities	7,414,761	10,442,406	2,692,503
Series-A Convertible Preferred Shares, net of no discount and $351,000, no par value, none and 351,000 shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively
Commitments and Contingencies
Shareholders’ Equity (Deficit)
Preferred stock, no par value, 20,000,000 shares authorized; no shares issued and outstanding at June 30, 2018, December 31, 2017 and 2016, respectively
Common stock, $0.001 par value, 100,000,000 shares authorized; 44,826,564, 38,522,034 and 29,721,998 shares issued and outstanding at June 30, 2018, December 31, 2017 and 2016, respectively	44,827	38,522	2,972
Additional paid-in-capital	25,511,529	9,077,690	2,822,592
Accumulated deficit	(25,894,374)	(15,442,401)	(1,420,673)
Total Shareholders' Equity (Deficit)	(338,018)	(6,326,189)	1,404,891
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 7,076,743	$ 4,116,217	$ 4,097,394